Revenue	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue

19	Revenue

	2022	2021	2020

Tuition fees	2,827,567	2,124,589	1,388,735
Other	213,040	167,441	99,817
Deductions
Granted discounts	(241,404)	(229,254)	(89,017)
Early payment discounts	(92,234)	(49,879)	(29,299)
Returns	(45,402)	(42,373)	(11,437)
Taxes	(107,004)	(74,232)	(49,629)
PROUNI	(225,506)	(176,921)	(107,979)
Revenue from contracts with customers	2,329,057	1,719,371	1,201,191
Timing of revenue recognition of net revenue from contracts with customers
Tuition, digital content and app subscription fees - Transferred over time	2,273,578	1,640,889	1,128,558
Other - Transferred at a point in time	55,479	78,482	72,633

The Company`s revenue from contracts with customers are all in Brazil. The Company is not subject to the payment of the social integration program tax (Programa de Integração Social, or PIS) and the social contribution on revenues tax (Contribuição para o Financiamento da Seguridade Social, or COFINS) on the revenue from under graduation degrees under the PROUNI program.

The following table presents statements of income for the Company’s operating segments for the years ended December 31, 2022, 2021 and 2020:

Revenue by segment	Undergrad	Continuing Education	Digital Services	Elimination (inter-segment transactions)	2022

Types of services or goods	2,037,889	108,806	189,984	(7,622)	2,329,057
Tuition fees	2,023,128	108,648	-	-	2,131,776
Other	14,761	158	189,984	(7,622)	197,281

Timing of revenue recognition	2,037,889	108,806	189,984	(7,622)	2,329,057
Transferred over time	2,024,373	108,806	145,939	(5,540)	2,273,578
Transferred at a point in time	13,516	-	44,045	(2,082)	55,479

Revenue by segment	Undergrad	Continuing Education	Digital Services	Elimination (inter-segment transactions)	2021

Types of services or goods	1,498,408	72,983	151,958	(3,978)	1,719,371
Tuition fees	1,486,111	72,983	-	-	1,559,094
Other	12,297	-	151,958	(3,978)	160,277

Timing of revenue recognition	1,498,408	72,983	151,958	(3,978)	1,719,371
Transferred over time	1,486,111	72,983	81,795	-	1,640,889
Transferred at a point in time	12,297	-	70,163	(3,978)	78,482

Revenue by segment	Undergrad	Continuing Education	Digital Services	Elimination (inter-segment transactions)	2020

Types of services or goods	1,002,461	107,197	93,152	(1,619)	1,201,191
Tuition fees	997,055	107,197	-	-	1,104,252
Other	5,406	-	93,152	(1,619)	96,939

Timing of revenue recognition	1,002,461	107,197	93,152	(1,619)	1,201,191
Transferred over time	997,055	107,197	24,306	-	1,128,558
Transferred at a point in time	5,406	-	68,846	(1,619)	72,633